Financial Risks - Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	€ 4,407	€ 24,080
Unrealized losses	(210)	(1,264)
AAA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,340	6,318
Unrealized losses	(10)	(186)
AA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	452	1,468
Unrealized losses	(8)	(48)
A [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	662	5,345
Unrealized losses	(13)	(181)
BBB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,345	8,881
Unrealized losses	(58)	(578)
BB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	181	920
Unrealized losses	(17)	(90)
B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	186	742
Unrealized losses	(25)	(87)
Below B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	240	407
Unrealized losses	€ (78)	€ (95)